Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of allocated purchase price paid to fair value of acquired net assets
The following table summarizes the allocation of the purchase price paid to the fair value of the net assets for the 2014 and 2013 acquisitions, in the aggregate (in thousands):

	2014 Acquisitions	2013 Acquisitions
Accounts receivable	$68,128	$27,731
Other current assets	7,442	922
Property and equipment	29,892	14,392
Goodwill	155,006	77,652
Customer relationship intangible assets	54,347	19,727
Other noncurrent assets	—	12
Accounts payable and other liabilities	(83,910)	(39,788)
Total	$230,905	$100,648

2013
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The following supplemental unaudited pro forma financial information of the Company for the year ended December 31, 2013 includes the results of operations for the 2013 acquisitions, in the aggregate, as if the acquisitions had been completed on January 1, 2012 (in thousands):

Year Ended December 31,
2013
Revenues	$1,466,404
Net income	$49,137

2014
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
The following supplemental unaudited pro forma financial information of the Company for the years ended December 31, 2014 and 2013 includes the results of operations for the 2014 acquisitions, in the aggregate, as if the acquisitions had been completed on January 1, 2013 (in thousands):

	Year Ended December 31,
	2014	2013
Revenues	$2,103,693	$1,781,305
Net income	$59,778	$57,443